Distribution Date:	09/12/25	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	09/08/25
Next Distribution Date:	10/10/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership
			Steve Luther		Steve.Luther@mountstreet.com;
Mortgage Loan Detail (Part 1)	14				Special.servicing@mountstreet.com
Mortgage Loan Detail (Part 2)	15		5910 North Central Expressway, Suite 1665 | Dallas, TX 75206 | United States
Principal Prepayment Detail	16	Operating Advisor	Pentalpha Surveillance LLC
Historical Detail	17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
Specially Serviced Loan Detail - Part 1	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	25	Controlling Class	Deer Park Road Management Company, LP
		Representative
Supplemental Notes	26
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.85%
C	12593ABE4	4.351910%	61,295,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	11.38%
D	12593ABF1	4.351910%	58,212,000.00	15,153,479.24	196,383.88	54,955.48	0.00	0.00	251,339.36	14,957,095.36	81.53%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	25,920.89	0.00	0.00	25,920.89	27,394,000.00	47.71%	5.13%
F*	12593AAL9	4.351910%	29,107,000.00	29,107,000.00	0.00	0.00	0.00	0.00	0.00	29,107,000.00	11.78%	3.00%
G	12593AAN5	4.351910%	41,091,186.00	9,455,146.16	0.00	0.00	0.00	(85,738.37)	0.00	9,540,884.53	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	81,109,625.40	196,383.88	80,876.37	0.00	(85,738.37)	277,260.25	80,998,979.89

X-A	12593ABB0	4.351910%	1,059,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	4.351910%	154,092,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12593AAC9	0.000000%	58,212,000.00	15,153,479.24	0.00	0.00	0.00	0.00	0.00	14,957,095.36
X-D	12593AAG0	1.117910%	27,394,000.00	27,394,000.00	0.00	25,520.01	0.00	0.00	25,520.01	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	42,547,479.24	0.00	25,520.01	0.00	0.00	25,520.01	42,351,095.36

Deal Distribution Total					196,383.88	106,396.38	0.00	(85,738.37)	302,780.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593AAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593ABA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593ABC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593ABD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593ABE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	12593ABF1	260.31538583	3.37359788	0.94405758	0.00000000	0.00000000	0.00000000	0.00000000	4.31765547	256.94178795
E	12593AAJ4	1,000.00000000	0.00000000	0.94622509	1.74877491	1.74877491	0.00000000	0.00000000	0.94622509	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	0.00000000	3.62659120	3.62659120	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593AAN5	230.10156387	0.00000000	0.00000000	0.83448431	114.25476889	0.00000000	(2.08653919)	0.00000000	232.18810306
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593AAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	12593AAC9	260.31538583	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	256.94178795
X-D	12593AAG0	1,000.00000000	0.00000000	0.93159122	0.00000000	0.00000000	0.00000000	0.00000000	0.93159122	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/25 - 08/30/25	30	0.00	25,520.01	0.00	25,520.01	0.00	0.00	0.00	25,520.01	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	08/01/25 - 08/30/25	30	0.00	54,955.48	0.00	54,955.48	0.00	0.00	0.00	54,955.48	0.00
E	08/01/25 - 08/30/25	30	0.00	73,826.83	0.00	73,826.83	47,905.94	0.00	0.00	25,920.89	47,905.94
F	08/01/25 - 08/30/25	30	0.00	105,559.19	0.00	105,559.19	105,559.19	0.00	0.00	0.00	105,559.19
G	08/01/25 - 08/30/25	30	4,660,574.01	34,289.95	0.00	34,289.95	34,289.95	0.00	0.00	0.00	4,694,863.96
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,660,574.01	294,151.46	0.00	294,151.46	187,755.08	0.00	0.00	106,396.38	4,848,329.09

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	302,780.26	Beginning Reserve Account Balance	0.00
Pooled Available Funds	302,780.26	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	295,316.88	Master Servicing Fee	635.94
Interest Reductions due to Nonrecoverability Determination	(136,128.20)	Certificate Administrator Fee	27.47
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	34.92
ARD Interest	0.00	Operating Advisor Fee	104.77
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	159,188.68	Total Fees	1,013.10

Principal		Expenses/Reimbursements
Scheduled Principal	110,645.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	31,822.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,456.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	85,738.37	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,500.00
Total Principal Collected	196,383.88	Total Expenses/Reimbursements	51,779.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	106,396.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	196,383.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	302,780.26
Total Funds Collected	355,572.56	Total Funds Distributed	355,572.55

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	81,109,625.40	81,109,625.40	Beginning Certificate Balance	81,109,625.40
(-) Scheduled Principal Collections	110,645.51	110,645.51	(-) Principal Distributions	196,383.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(85,738.37)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(85,738.37)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(85,738.37)	(85,738.37)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	80,998,979.89	80,998,979.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	81,685,499.65	81,685,499.65	Ending Certificate Balance	80,998,979.89
Ending Actual Collateral Balance	81,685,499.65	81,685,499.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	2,948,128.26	3.64%	(5)	5.1610	1.720000	1.39 or less	4	60,050,851.63	74.14%	(5)	4.1163	0.644030
7,500,000 to 14,999,999	2	23,480,109.28	28.99%	(6)	4.2536	0.428654	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	54,570,742.35	67.37%	(5)	4.1673	1.230142	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.99	1	2,948,128.26	3.64%	(5)	5.1610	1.720000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	1	18,000,000.00	22.22%	(5)	4.4500	2.140000
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	26,010,081.38	32.11%	(5)	4.1196	0.830816
							Lodging	1	2,948,128.26	3.64%	(5)	5.1610	1.720000
Illinois	10	14,429,672.75	17.81%	(6)	4.3500	0.340000
							Multi-Family	1	19,611,097.49	24.21%	(4)	3.9400	0.620000
Michigan	1	19,611,097.49	24.21%	(4)	3.9400	0.620000
							Office	11	55,101,742.40	68.03%	(5)	4.2739	1.159687
Missouri	1	2,948,128.26	3.64%	(5)	5.1610	1.720000
							Retail	2	3,338,011.73	4.12%	(6)	4.3500	0.340000
New York	1	18,000,000.00	22.22%	(5)	4.4500	2.140000
							Totals	15	80,998,979.89	100.00%	(5)	4.2285	1.015634
Totals	15	80,998,979.89	100.00%	(5)	4.2285	1.015634

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	5	78,050,851.63	96.36%	(5)	4.1933	0.989029	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	1	2,948,128.26	3.64%	(5)	5.1610	1.720000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	6	80,998,979.89	100.00%	(5)	4.2285	1.015634
								Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	80,998,979.89	100.00%	(5)	4.2285	1.015634	Interest Only	1	18,000,000.00	22.22%	(5)	4.4500	2.140000
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	62,998,979.89	77.78%	(5)	4.1652	0.694382
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634	Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	63,621,178.87	78.55%	(5)	4.1577	1.136233			No outstanding loans in this group
	13 months to 24 months	2	17,377,801.02	21.45%	(6)	4.4876	0.574116
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	80,998,979.89	100.00%	(5)	4.2285	1.015634
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30295373	MF	Novi	MI	Actual/360	3.940%	66,711.77	51,778.91	0.00	N/A	05/06/25	--	19,662,876.40	19,611,097.49	04/06/25
21	30309188	Various Champaign		IL	Actual/360	4.350%	0.00	0.00	0.00	N/A	03/06/25	--	14,429,672.76	14,429,672.76	08/06/25
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	60,440.76	35,334.94	0.00	N/A	04/06/25	--	16,994,979.80	16,959,644.86	03/06/25
23	30309202	OF	New York	NY	Actual/360	4.450%	0.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	01/06/25
32	30309191	OF	Pomona	CA	Actual/360	4.100%	32,036.15	23,531.66	0.00	N/A	04/06/25	--	9,073,968.18	9,050,436.52	06/06/25
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	0.00	0.00	0.00	N/A	04/06/25	--	2,948,128.26	2,948,128.26	04/06/24
Totals							159,188.68	110,645.51	0.00				81,109,625.40	80,998,979.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	1,516,243.29	230,830.00	01/01/25	03/31/25	07/07/25	4,942,016.44	49,697.48	101,568.70	542,335.88	0.00	0.00
21	0.00	0.00	--	--	04/07/25	2,918,333.98	102,013.31	0.00	0.00	0.00	0.00
22	1,627,520.00	299,299.26	01/01/25	03/31/25	06/06/25	4,275,544.81	59,820.22	80,107.82	511,777.78	0.00	0.00
23	1,213,815.09	446,022.11	01/01/25	03/31/25	06/06/25	2,078,949.29	23,615.71	(161.20)	447,554.29	130,543.52	0.00
32	545,538.65	0.00	--	--	08/06/25	0.00	7,801.91	55,486.55	158,785.27	0.00	0.00
67	0.00	0.00	--	--	12/06/24	0.00	6,638.14	(26.40)	317,511.56	37,671.06	0.00
Totals	4,903,117.03	976,151.37				14,214,844.52	249,586.77	236,975.47	1,977,964.78	168,214.58	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	0	0.00	0	0.00	4.228476%	4.211794%	(5)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	14,429,672.76	0	0.00	1	1,276,683.35	0	0.00	4.228211%	4.211525%	(4)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	0	0.00	0	0.00	0	0.00	4.242590%	4.226322%	(3)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	1	4,143,312.17	0	0.00	1	6,012,960.45	4.238154%	4.221241%	(2)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	1	3,459,497.27	0	0.00	0	0.00	4.240156%	4.223897%	(1)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,956,466.42	0	0.00	1	646,863.64	5	8,281,336.06	4.238974%	4.217788%	0
03/12/25	0	0.00	0	0.00	2	19,656,126.83	0	0.00	1	16,677,650.32	0	0.00	0	0.00	8	74,877,251.49	4.332674%	4.310717%	1
02/12/25	0	0.00	0	0.00	3	26,514,392.72	1	0.00	2	16,677,650.32	0	0.00	0	0.00	8	64,008,269.87	4.384502%	4.360633%	2
01/10/25	1	1,968,871.73	0	0.00	4	32,850,825.98	1	5,461,701.51	2	22,990,867.50	0	0.00	0	0.00	7	159,937,424.60	4.396430%	4.372040%	3
12/12/24	0	0.00	0	0.00	4	32,873,948.61	1	5,482,294.55	2	22,990,867.50	0	0.00	0	0.00	2	36,654,254.59	4.310888%	4.290353%	3
11/13/24	1	8,028,594.93	0	0.00	4	32,937,202.94	1	5,503,453.13	2	23,029,832.13	0	0.00	0	0.00	2	6,563,214.10	4.353052%	4.331706%	4
10/11/24	0	0.00	0	0.00	4	32,996,941.63	1	5,523,895.71	2	23,066,638.96	0	0.00	0	0.00	1	1,637,129.97	4.353103%	4.331835%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30295373	04/06/25	4	5	101,568.70	542,335.88	0.00	19,872,556.36	05/07/25	98
21	30309188	08/06/25	0	5	0.00	0.00	0.00	14,429,672.76	04/23/21	7			02/27/24
22	30309216	03/06/25	5	5	80,107.82	511,777.78	9,287.20	17,173,667.76	03/07/25	98
23	30309202	01/06/25	7	5	(161.20)	447,554.29	158,876.52	18,000,000.00	01/31/25	98
32	30309191	06/06/25	2	5	55,486.55	158,785.27	17,988.68	9,121,818.65	04/07/25	98
67	30309198	04/06/24	16	5	(26.40)	317,511.56	182,818.45	3,087,784.12	06/07/24	98
Totals					236,975.47	1,977,964.78	368,970.85	81,685,499.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		80,998,980	0	66,569,307		14,429,673
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	80,998,980	0	0	9,050,437	57,518,871	14,429,673
Aug-25	81,109,625	0	0	9,073,968	57,605,984	14,429,673
Jul-25	87,064,803	0	0	9,097,417	62,010,919	15,956,466
Jun-25	91,333,064	4,143,312	0	0	71,233,285	15,956,466
May-25	101,749,546	27,432,557	0	0	58,360,523	15,956,466
Apr-25	141,914,744	64,813,922	0	0	61,144,356	15,956,466
Mar-25	336,893,496	310,406,181	0	0	9,809,665	16,677,650
Feb-25	449,362,378	422,847,985	0	0	9,836,742	16,677,650
Jan-25	530,777,532	495,957,835	1,968,872	0	9,859,958	22,990,868
Dec-24	832,377,485	799,503,536	0	0	9,883,081	22,990,868
Nov-24	885,262,102	844,296,304	8,028,595	0	9,907,371	23,029,832
Oct-24	893,341,473	860,344,531	0	0	9,930,303	23,066,639
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30295373	19,611,097.49	19,872,556.36	38,700,000.00	02/15/15	220,405.00	0.62000	03/31/25	05/06/25	235
21	30309188	14,429,672.76	14,429,672.76		--	401,427.63	0.34000	12/31/23	03/06/25	235
22	30309216	16,959,644.86	17,173,667.76	32,200,000.00	01/27/15	277,361.51	0.97000	03/31/25	04/06/25	235
23	30309202	18,000,000.00	18,000,000.00	17,800,000.00	04/02/25	442,328.11	2.14000	03/31/25	04/06/25	I/O
32	30309191	9,050,436.52	9,121,818.65	9,600,000.00	05/28/25	377,332.65	0.57000	12/31/24	04/06/25	234
67	30309198	2,948,128.26	3,087,784.12	4,000,000.00	10/15/24	477,647.99	1.72000	12/31/23	04/06/25	174
Totals		80,998,979.89	81,685,499.65	102,300,000.00		2,196,502.89

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30295373	MF	MI	05/07/25	98

9/8/2025 - 09.01.25: Loan transferred to Special Servicing on 5/7/25, due to payment default and loan maturity on 5/6/2025. Collateral is fee simple interest in a 141-unit multifamily property that operates as a senior living facility. The property, locat ed in Novi, Michigan, was built in 1999 and last renovated in 2013. Sponsorship has been an owner/operator of senior housing since 1988 and is a family run enterprise. A combination of the impact of the COVID-19 pandemic and increase in senior living unit supply locally has resulted in operational issues and an inability of the Borrower to refinance the loan. The loan/collateral is complicated by the fact that the independent living senior housing operation is physically connected to an adjacent building that operates as an assisted living facility. While sponsorship also owns this property, it not collateral for the loan. Notwithstanding this fact, the two facilities are closely interconnected operationally, as they share a kitchen, staff and other opera tional functions. Special Servicer has provided Borrower with a pre-negotiation agreement, which has now been executed. Special Servicer has obtained a new appraisal and has mandated legal counsel to represent the

	trust. They are currently p

21	30309188	Various	IL	04/23/21	7

8/6/2025 - 08.01.2025: The loan transferred to Special Servicing on 4/23/21 due to monetary default and a receiver appointed on 6/25/21. Fee-simple title transferred to the Trust via consented foreclosure on 2/27/2024. After the sale of 1906 Fox

Drive off ice building 7/25/2025, the portfolio consists of two retail strip centers totaling 38,517 sf and three one-story office buildings totaling 79,250 sf, located in Champaign, IL. As of July 2025, the retail portfolio was 53.1% occupied and the

	office portfo lio was 63.6% occupied.

22	30309216	OF	CA	03/07/25	98

9/8/2025 - 09.01.2025: Loan transferred to Special Servicing effective 3/10/2025 due to imminent maturity default. Loan maturity is 4/6/2025. Collateral securing the loan is the fee simple interest in a 48k SF office condominium located in San

Francisco, CA. Trust counsel has been engaged. Introductory conversations have taken place with the Borrower under a pre-negotiation agreement, and a proposal for loan modification has been submitted. Borrower and Special Servicer

	continue to discuss the loan modifi cation proposal terms; rights and remedies will also be pursued as applicable and appropriate. Loan cash management is in process.

23	30309202	OF	NY	01/31/25	98

9/8/2025 - 09.01.2025: The loan transferred to Special Servicing effective 2/3/2025, due to imminent monetary / maturity default, with loan maturity on 4/6/2025. The underlying loan has an unpaid principal balance of $18.0m and is secured by a

14,777 squa re foot medical office condominium unit located on the ground floor and basement levels of 525 Park Avenue, a pre-war, 15-story mixed-use commercial and residential building located in New York, NY. The Borrower has been unable to secure refinancing, due to tight credit underwriting metrics that would not facilitate refinancing at UPB. Special Servicer is reviewing the credit file and has ordered a new appraisal and BOVs. Borrower has signed a Pre-Negotiation

Agreement and subsequently submitted a proposa l for a loan modification. Terms for a loan modification have successfully been negotiated and Special Servicer has obtained the necessary consents to proceed. A form of loan modification has

	been drafted and agreed upon with the Borrower. Closing is anti cipated in September 2025.

32	30309191	OF	CA	04/07/25	98

9/8/2025 - 09.01.2025: Loan transferred to Special Servicing effective 4/7/2025 due to maturity default. The loan matured on 4/6/2025. Collateral securing the loan is the fee simple interest in a 119k SF office property located in Pomona, CA.

Special serv icer has engaged counsel, and the Borrower has executed the pre-negotiation agreement as of the first week of May 2025. Borrower has gone under contract with a third party buyer for the property, and the expected closing is

	October 2025 . Loan is actively cash managed.

67	30309198	LO	MO	06/07/24	98

9/8/2025 - 09.01.2025: Loan is secured by the fee-simple interest in a 69-key limited-service hotel branded as La Quinta located in Blue Springs, MO. Loan transferred to Special Servicing on 6/10/2024 due to payment default and other litigation issues. Co unsel has issued an EoD notice as of 6/17/2024; Borrower has not executed a PNA. Notice of Acceleration and Demand for Payment issued to the Borrower on 8/2/2024. Receivership filing occurred late August 2024, and the court entered the order in September 2024. Note sale was previously in process with a third-party buyer; however, the Buyer failed to transact prior to the expected closing date. Special Servicer is evaluating a sale of the property either through

	receivership or foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00	4.45000%	8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72	4.75000%	8	06/15/20	06/05/20	06/22/20
66	30309190	0.00	4.08000%	0.00	4.08000%	10	04/06/25	04/06/25	04/16/25
67	30309198	3,407,288.58	5.16100%	3,407,288.58	5.16100%	8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30309174	04/11/25	42,541,871.65	69,700,000.00	74,098.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
8	30309208	04/11/25	29,920,633.12	53,300,000.00	216.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
19	30309166	05/10/24	17,445,406.64	8,500,000.00	11,300,000.00	12,598,843.13	11,127,625.00	(1,471,218.13)	18,916,624.77	0.00	0.00	18,916,624.77	90.07%
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	0.00	915,056.25	6,733,013.34	33.33%
37	30309184	02/12/25	7,996,611.20	13,800,000.00	8,879,221.01	123,587.79	8,065,927.67	7,942,339.88	54,271.32	0.00	0.00	54,271.32	0.59%
43	30309185	06/12/25	6,817,698.37	5,500,000.00	7,023,791.26	708,872.54	6,721,833.00	6,012,960.46	804,737.91	0.00	22,214.00	782,523.91	9.96%
47	30309203	02/12/25	6,313,217.18	8,900,000.00	7,229,887.80	3,915,984.47	6,912,721.32	2,996,736.85	3,316,480.33	85,738.37	997,638.37	2,318,841.96	31.12%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			142,840,695.10	194,510,000.00	55,962,741.89	24,342,567.09	54,048,409.05	29,705,841.96	33,672,348.37	85,738.37	2,120,511.77	31,551,836.60

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30309174	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	30309208	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	30309166	05/10/24	0.00	0.00	18,916,624.77	0.00	0.00	17,445,406.64	0.00	(5,519,527.35)	11,925,879.29
20	30309170	10/11/24	0.00	0.00	6,733,013.34	0.00	0.00	16,317.50	0.00	0.00	6,733,013.34
		02/12/24	0.00	0.00	6,716,695.84	0.00	0.00	(931,373.75)	0.00	0.00
		09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00
37	30309184	02/12/25	0.00	0.00	54,271.32	0.00	0.00	54,271.32	0.00	0.00	54,271.32
43	30309185	08/12/25	0.00	0.00	782,523.91	0.00	0.00	(22,214.00)	0.00	0.00	782,523.91
		06/12/25	0.00	0.00	804,737.91	0.00	0.00	804,737.91	0.00	0.00
47	30309203	09/12/25	0.00	0.00	2,318,841.96	0.00	0.00	(85,738.37)	0.00	0.00	2,327,191.96
		07/11/25	0.00	0.00	2,404,580.33	0.00	0.00	7,250.00	0.00	0.00
		04/11/25	0.00	0.00	2,397,330.33	0.00	0.00	(910,800.00)	0.00	0.00
		02/12/25	0.00	0.00	3,316,480.33	0.00	0.00	3,316,480.33	0.00	0.00
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(85,738.37)	0.00	0.00	(85,738.37)
Cumulative Totals			0.00	0.00	31,551,836.60	0.00	0.00	30,088,584.32	0.00	(5,519,527.35)	24,569,056.97

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,500.00	0.00
14	0.00	0.00	4,232.98	0.00	0.00	16,745.89	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,106.39	0.00	0.00	0.00	0.00	54,051.15	0.00	0.00	0.00	0.00
22	0.00	0.00	3,658.64	0.00	0.00	15,076.64	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,875.00	0.00	0.00	0.00	0.00	68,975.00	0.00	0.00	0.00	0.00
32	0.00	0.00	1,953.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	630.23	0.00	0.00	0.00	0.00	13,102.06	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,456.66	0.00	0.00	31,822.53	0.00	136,128.20	0.00	0.00	2,500.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		187,907.39

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26